CASH FLOWS	12 Months Ended
Dec. 31, 2022
CASH FLOWS
CASH FLOWS

NOTE 28 – CASH FLOWS

USDm	2022	2021	2020
Reversal of other non-cash movements:
Exchange rate adjustments	(0.3)	(0.7)	(0.2)
Share-based payments	2.2	2.3	1.7
Fair value adjustments on derivative financial instruments	0.6	(0.2)	—
Reversal of provisions adjustments	(6.3)	—	—
Other adjustments	0.1	—	(0.4)
Total	(3.7)	1.4	1.1

USDm	2022	2021	2020
Change in inventories, receivables, and payables:
Change in inventories	(21.8)	(26.9)	13.2
Change in receivables	(158.1)	(37.5)	14.9
Change in prepayments	(5.7)	(3.5)	1.3
Change in trade payables and other liabilities	4.7	19.4	(13.5)
Total	(180.9)	(48.5)	15.9